Finance receivables (Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 17,894,598	¥ 16,737,201
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,489,757	3,281,427
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,099,802	2,960,166
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	247,198	207,120
Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	114,303	70,977
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	28,454	43,164
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,806,989	1,726,475
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,566,475	1,532,786
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	156,740	126,181
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	58,550	39,338
Wholesale | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	25,224	28,170
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	873,533	823,072
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	743,379	716,187
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	81,848	68,923
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	45,564	25,369
Real estate | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,742	12,593
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	809,235	731,880
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	789,948	711,193
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	8,610	12,016
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	10,189	6,270
Working capital | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 488	¥ 2,401